Cash equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 911,335	R$ 564,294
Brazil, Brazil Real
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 881,848	304,292
Brazil, Brazil Real | Minimum
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	65.00%
Brazil, Brazil Real | Maximum
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	110.00%
Colombia, Pesos
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	11.94%
Cash equivalents	R$ 18,482	22,003
United States of America, Dollars
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	3.81%
Cash equivalents	R$ 11,005	R$ 237,999